Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 17. Subsequent Events

Convertible Secured Note

On January 7, 2025, the Company issued a Senior Secured Convertible Promissory Note in the principal amount of $5,000,000 (the “January Note”) to Thieneman Properties, LLC, an Indiana limited liability company. The January Note is payable in full on April 7, 2025 in the amount of $5,750,000 and if not paid on or prior to such date, will continue to accrue interest at the same rate until paid. The January Note may be prepaid in whole or in part at any time without penalty or premium and is convertible in the event of default into shares of the Company’s common stock, at a fixed conversion price of $23.40 per share.

On February 10, 2025, the Company issued a Senior Secured Convertible Promissory Note in the principal amount of $10,000,000 (the “February Note”) to Thieneman Construction, Inc, an Indiana corporation, to be funded in two tranches of $5,000,000. The February Note is payable in full on the date that is six months from the date such tranche was funded, in the amount of $5,750,000 and if not paid on or prior to such date, will continue to accrue interest at the same rate until paid. The outstanding principal amount of the February Note is convertible upon the occurrence of the Company’s successful listing of shares of its common stock on a national securities exchange or the occurrence and during the continuation of an Event of Default, into shares of the Company’s common stock, at a fixed conversion price of $15.00 per share.

Warrant Exchange

On February 24, 2025, the Company entered into Warrant Exchange Agreements with each of: (i) Highbridge Tactical Credit Master Fund, L.P. (“HM”); (ii) Highbridge Tactical Credit Institutional Fund, Ltd. (collectively with HM, the “Highbridge Holders”); (iii) Anson Investments Master Fund LP (“AMF”); (iv) Anson East Master Fund LP (collectively with AMF, the “Anson Holders”); (v) High Trail Investments ON LLC (“HTI”), and (vi) HB SPV I Master LLC (together with HTI, the “High Trail Holders”), pursuant to which: (a) the Highbridge Holders and the Anson Holders agreed to exchange an aggregate of 60,150 registered warrants issued in April of 2024 and an aggregate of 99,048 registered warrants issued in August of 2024, and (b) the High Trail Holders agreed to exchange an aggregate of 151,808 unregistered warrants issued in April of 2024 and July of 2024, and an aggregate of 19,048 registered warrants issued in December of 2023, for an aggregate of 990,159 shares (the “Acquired Shares”) of Company’s Common Stock, respectively, equating in each case to an exchange ratio of three Acquired Shares for each warrant.